UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/06 - 9/30/06

Item 1 - Schedule of Investments - September 30, 2006 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s	Value
Amount/Units		Rating	(Note 1)
		(Unaudited)
CORPORATE DEBT SECURITIES - 153.78% (d)
Aerospace and Defense - 3.24%
1,100	BE Aerospace, Inc., Senior Subordinated Notes,
	8.875%, 05/01/11	B3	1,141
325	Evergreen International Aviation, Inc., Senior Secured Notes,
	12%, 05/15/10	Caa1	349
1,625	GenCorp Inc., Senior Subordinated Notes,
	9.50%, 08/15/13	Caa1	1,686
1,225	L3 Communications Corp., Senior Subordinated Notes,
	6.375%, 10/15/15	Ba3	1,194
775	Moog, Inc., Senior Subordinated Notes,
	6.25%, 01/15/15	Ba3	744
600	Sequa Corporation, Senior Notes,
	9%, 08/01/09	B1	637
825	TransDigm Inc., Senior Subordinated Notes,
	7.75%, 07/15/14 (g)	B3	839
			6,590
Automobile - 10.75%
800	Accuride Corporation, Senior Subordinated Notes,
	8.50%, 02/01/15	B3	744
800	ADESA, Inc., Senior Subordinated Notes,
	7.625%, 06/15/12	B1	788
1,600	Ford Motor Credit Company, Senior Notes,
	9.875%, 08/10/11	B1	1,656
4,350	Ford Motor Credit Company, Senior Notes,
	9.957% 04/15/12	B1	4,557
1,675	General Motors Acceptance Corporation, Senior Notes,
	6.75%, 12/01/14	Ba1	1,645
6,425	General Motors Acceptance Corporation, Senior Notes,
	8%, 11/01/31	Ba1	6,762
1,675	General Motors Nova Scotia Finance Company, Senior Notes,
	6.85%, 10/15/08	Caa1	1,637
850	The Goodyear Tire & Rubber Company, Senior Notes,
	7.857%, 08/15/11	B3	829
500	Hawk Corporation, Senior Notes,
	8.75%, 11/01/14	B3	496
825	H&E Equipment Services, Inc., Senior Notes,
	8.375%, 07/15/16 (g)	B3	846
775	Insurance Auto Auctions, Inc., Senior Notes,
	11%, 04/01/13	Caa1	771
325	Lear Corporation, Senior Notes,
	8.11%, 05/15/09	B3	315
800	Tenneco Inc., Senior Subordinated Notes,
	8.625%, 11/15/14	B3	794
			21,840
Beverage, Food and Tobacco - 3.12%
925	B&G Foods, Inc., Senior Notes,
	8%, 10/01/11	B1	946
1,025	Del Monte Corporation, Senior Subordinated Notes,
	8.625%, 12/15/12	B2	1,076
325	Dole Food Company, Inc., Senior Notes
	8.875%, 03/15/11	B3	312
700	Le-Nature’s, Inc., Senior Subordinated Notes,
	10.00%, 06/15/13 (g.)	B3	721
425	NPI Merger Corporation, Senior Notes,
	9.23% 10/15/13 (g)	B3	439
775	NPI Merger Corporation, Senior Subordinated Notes,
	10.75%, 04/15/14 (g)	Caa1	829
1,050	Reynolds American, Inc., Senior Notes,
	7.25%, 06/01/13 (g)	Ba3	1,076
375	Reynolds American, Inc., Senior Notes,
	7.625%, 6/01/16 (g)	Ba3	391
550	Wornick Company, Senior Secured Notes,
	10.875%, 07/15/11	B2	547
			6,337
Broadcasting and Entertainment - 13.09%
1,650	Allbritton Communications Company, Senior
	Subordinated Notes, 7.75%, 12/15/12	B1	1,671
300	AMC Entertainment, Inc., Senior Subordinated Notes,
	8%, 03/01/14	B3	282
1,350	AMC Entertainment, Inc., Senior Subordinated Notes,
	11%, 02/01/16	B3	1,475
425	Canadian Satellite Radio, Senior Notes,
	12.75%, 02/15/14	(e)	421
2,475	Charter Communications Operating, LLC, Senior Secured Notes,
	8%, 04/30/12 (g)	B3	2,494
250	Cinemark, Inc., Senior Discount Notes, 9.75%,
	03/15/14 (b(g.)	B3	200
2,125	Cinemark, Inc., Senior Discount Notes, 9.75%,
	03/15/14 (b)	B3	1,700
775	Cinemark USA, Inc., Senior Subordinated Notes,
	9%, 02/01/13	B2	810
1,000	CSC Holdings, Inc., Senior Notes,
	7.25%, 07/15/08	B2	1,012
1,675	DIRECTV Holdings, LLC, Senior Notes,
	6.375%, 06/15/15	Ba3	1,591
503	DIRECTV Holdings, LLC, Senior Notes,
	8.375%, 03/15/13	Ba3	523
500	EchoStar DBS Corporation, Senior Notes,
	6.625%, 10/01/14	Ba3	478
775	EchoStar DBS Corporation, Senior Notes,
	7%, 10/01/13 (g)	Ba3	760
225	Fisher Communications, Inc., Senior Notes,
	8.625%, 09/15/14	B2	233
850	Gray Television, Inc., Senior Subordinated Notes,
	9.25%, 12/15/11	B1	893
375	Insight Midwest, L.P., Senior Notes,
	9.75%, 10/01/09	B2	382
750	Insight Midwest, L.P., Senior Notes,
	10.50%, 11/01/10	B2	778
500	Intelsat Subsidiary Holding Company, Senior Notes,
	8.25%, 01/15/13	B2	507
800	Intelsat Subsidiary Holding Company, Senior Notes,
	10.484%, 01/15/12	B2	810
475	Kabel Deutschland GmbH, Senior Notes,
	10.625%, 07/01/14 (g)	B2	511
1,325	Liberty Media Corporation, Senior Notes,
	4%, 11/15/29	Ba2	885
1,200	Nexstar Holdings, Inc., Senior Notes,
	11.375%, 04/01/13 (b)	B3	1,008
625	Nexstar Broadcasting, Inc., Senior Subordinated Notes
	7%, 01/15/14	B2	576
924	Panamsat Corp., Senior Notes,
	9%, 08/15/14	B2	956
250	Rainbow National Services LLC, Senior Notes,
	8.75%, 09/01/12 (g)	B2	268
850	Rogers Cable Inc., Senior Secured Notes,
	6.75%, 03/15/15	Ba2	854
300	Shaw Communications, Inc., Senior Notes,
	8.25%, 04/11/10	Ba2	317

950	Sinclair Broadcast Group, Inc., Senior Subordinated Notes,
	8%, 03/15/12	Ba3	964
1,075	Sinclair Broadcast Group, Inc., Senior Subordinated Notes,
	8.75%, 12/15/11	Ba3	1,127
875	Sirius Satellite Radio, Inc., Senior Notes,
	9.625%, 08/01/13	Caa1	857
250	Videotron Ltee., Senior Notes,
	6.375%, 12/15/15	Ba2	238
825	Videotron Ltee., Senior Notes,
	6.875%, 01/15/14	Ba2	815
200	XM Satellite Radio, Inc., Senior Notes
	9.75%, 5/01/14 (g)	Caa1	194
			26,590
Building and Real Estate - 3.16%
825	Abitibi-Consolidated, Inc., Senior Notes,
	8.55%, 08/01/10	B2	819
625	B.F. Saul Real Estate Investment Trust, Senior Secured Notes,
	7.50%, 03/01/14	B2	627
1,250	Building Materials Corporation of America, Senior Notes,
	7.75%, 08/01/14	B3	1,119
1,050	Collins & Aikman Floorcoverings, Inc., Senior Subordinated Notes,
	9.75%, 02/15/10	B3	1,047
75	FelCor Lodging Limited Partnership, Senior Notes,
	9.00%, 06/01/11	Ba3	80
275	FelCor Lodging Limited Partnership, Senior Notes,
	9.57%, 06/01/11	Ba3	282
504	Mobile Mini, Inc., Senior Notes,
	9.50%, 07/01/13	B1	539
100	Norcraft Companies, L.P., Senior Subordinated Notes,
	9%, 11/01/11	B1	102
125	Norcraft Holding Companies, L.P., Senior Discount Notes,
	9.75%, 09/01/12 (b)	B3	101
875	Texas Industries, Inc., Senior Notes,
	7.25%, 07/15/13	Ba3	875
500	Ventas Realty, Limited Partnership, Senior Notes,
	6.50%, 06/01/16	Ba2	496
325	Ventas Realty, Limited Partnership, Senior Notes,
	6.75%, 06/01/10	Ba2	330
			6,417
Cargo Transport - .60%
725	American Commercial Lines LLC, Senior Notes,
	9.50%, 02/15/15	B3	788
400	TFM, S.A. de C.V., Senior Notes,
	9.375%, 05/01/12	B3	423
			1,211
Chemicals, Plastics and Rubber - 4.58%
1,490	BCP Caylux Holdings Luxembourg S.C.A., Senior Subordinated Notes,
	9.625%, 06/15/14	B3	1,613
174	Crystal US Holdings 3 LLC, Senior Discount Notes,
	10%, 10/01/14 (b)	B3	141
475	Ethyl Corporation, Senior Notes,
	8.875%, 05/01/10	B2	492
425	Freeport McMoran Resources, Senior Notes,
	7%, 02/15/08	B2	427
425	Hercules, Incorporated, Senior Subordinated Notes,
	6.75%, 10/15/29	Ba3	406
959	Huntsman LLC, Senior Secured Notes,
	11.625%, 10/15/10	Ba3	1,061
1,225	Invista, Units,
	9.25%, 05/01/12 (g)	B1	1,302
853	Koppers Inc., Senior Secured Notes,
	9.875%, 10/15/13	B2	927
1,675	Nell AF S.a.r.l. Senior Notes,
	8.375%, 08/15/15 (g)	B2	1,662
525	PolyOne Corporation, Senior Notes,
	10.625%, 05/15/10	B2	566
213	Rockwood Specialties Group, Inc., Senior Subordinated Notes,
	10.625%, 05/15/11	B3	228
200	VWR International, Inc., Senior Notes,
	6.875%, 04/15/12	B3	199
275	VWR International, Inc., Senior Subordinated Notes,
	8%, 04/15/14	Caa1	277
			9,301
Containers, Packaging and Glass - 8.25%
650	Ball Corporation, Senior Notes,
	6.875%, 12/15/12.	Ba2	657
575	Berry Plastics Holding Corporation, Senior Secured Notes,
	8.875%, 09/15/14 (g)	B2	578
350	Berry Plastics Holding Corporation, Senior Secured Notes,
	9.265%, 09/15/14 (g)	B2	352
950	Boise Cascade, LLC, Senior Subordinated, Notes,
	7.125%, 10/15/14	B2	893
775	BWAY Corporation, Senior Subordinated Notes,
	10%, 10/15/10	B3	813
525	Covalence Specialty Materials Corporation, Senior Subordinated Notes,
	10.25%, 03/01/16 (g)	B3	509
275	Domtar Inc., Senior Notes,
	5.375%, 12/01/13	B2	234
525	Domtar Inc., Senior Notes,
	7.875%, 10/15/11	B2	522
100	Domtar Inc., Senior Notes,
	9.50%, 08/01/16	B2	105
200	Georgia Pacific Corporation, Senior Notes,
	7.70%, 06/15/15	B2	201
500	Georgia Pacific Corporation, Senior Notes,
	8.125%, 05/15/11	B2	516
450	Graphic Packaging International Inc., Senior Notes,
	8.50%, 08/15/11	B2	461
325	Graphic Packaging International Inc., Senior Subordinated, Notes,
	9.50%, 08/15/13	B3	334
175	Graham Packaging Company, Senior Notes,
	8.50%, 10/15/12	Caa1	173
350	Greif Brothers Corporation, Senior Subordinated Notes,
	8.875%, 08/01/12	Ba3	368
700	Jefferson Smurfit Corporation, (U.S.) Senior Notes,
	7.50%, 06/01/13	B2	646
350	JSG Funding, PLC, Senior Subordinated Notes,
	7.75%, 04/01/15	Caa1	329
1,410	MDP Acquisitions Plc, Senior Notes,
	9.625%, 10/01/12	B3	1,498
125	NewPage Corporation, Senior Secured Notes,
	10%, 05/01/12	B3	130
625	NewPage Corporation, Senior Secured Notes,
	11.739%, 05/01/12	B3	675
475	NewPage Corporation, Senior Subordinated Notes,
	12%, 05/01/13	Caa1	492
650	Norske Skog Canada Ltd., Senior Notes
	7.375%, 03/01/14	B2	598
650	Owens-Brockway Glass Container, Inc., Senior Notes,
	8.25%, 05/15/13	B3	665
1,175	Owens-Brockway Glass Container, Inc., Senior Secured Notes,
	8.75%, 11/15/12	Ba2	1,243

1,225	Owens-Brockway Glass Container, Inc., Senior Secured Notes,
	8.875%, 02/15/09	Ba2	1,260
375	Silgan Holdings Inc., Senior Subordinated Notes,
	6.75%, 11/15/13	B1	367
325	Stone Container Corporation, Senior Notes,
	8.375%, 07/01/12	B2	314
86	Stone Container Corporation, Senior Notes,
	9.75%, 02/01/11	B2	89
625	Stone Container Finance Company of Canada, Senior Notes,
	7.375%, 07/15/14	B2	570
350	Verso Paper Holdings, LLC, Senior Notes,
	9.125%, 08/01/14 (g)	B2	352
175	Verso Paper Holdings, LLC, Senior Notes,
	9.239%, 08/01/14 (g)	B2	177
650	Verso Paper Holdings, LLC, Senior Subordinated Notes,
	11.375%, 08/01/16 (g)	B3	646
			16,767
Diversified/Conglomerate Manufacturing - 2.73%
625	Bombardier Inc., Senior Notes,
	6.30%, 05/1/14 (g)	Ba2	564
2,375	Bombardier Inc., Senior Notes,
	6.75%, 05/01/12 (g)	Ba2	2,268
850	Case New Holland Inc., Senior Notes,
	9.25%, 08/01/11	Ba3	901
175	Manitowoc Company, Inc., Senior Notes,
	7.125%, 11/01/13	Ba3	173
1,625	RBS Global, Inc., Senior Notes,
	9.50%, 08/01/14 (g)	B3	1,649
			5,555
Diversified/Conglomerate Service - 5.42%
1,525	Brand Services, Inc., Senior Subordinated Notes,
	12%, 10/15/12	Caa1	1,708
1,225	The Brickman Group, Ltd., Senior Subordinated Notes,
	11.75%, 12/15/09	Ba3	1,308
2,100	Education Management, LLC, Senior Subordinated Notes,
	10.25%, 06/01/16 (g)	Caa1	2,153
1,000	Hertz Corporation, Senior Notes,
	8.875%, 01/01/14 (g)	B1	1,045
750	Hertz Corporation, Senior Subordinated Notes,
	10.50%, 01/01/16 (g)	B2	825
725	IKON Office Solutions, Inc., Senior Notes,
	7.75%, 09/15/15	Ba3	743
550	Interline Brands, Inc., Senior Subordinated Notes,
	8.125%, 06/15/14	B3	556
910	Invensys plc, Senior Notes,
	9.875%, 03/15/11 (g)	B2	987
750	Neff Rental LLC, Senior Notes,
	11.25%, 06/15/12 (g)	Caa1	810
850	Sunstate Equipment Co, LLC, Senior Secured Notes,
	10.50%, 04/01/13 (g)	B3	883
			11,018
Ecological - 1.31%
100	Allied Waste North America, Inc., Senior Secured Notes,
	9.25%, 09/01/12	B2	107
1,875	Casella Waste Systems, Inc., Senior Subordinated Notes,
	9.75%, 02/01/13	B3	1,964
575	WCA Waste Corporation, Senior Notes,
	9.25%, 06/15/14 (g)	B3	597
			2,668
Electronics - 7.23%
825	Celestica Inc., Senior Subordinated Notes,
	7.875%, 07/01/11	B2	827
675	Dycom Investments, Inc., Senior Subordinated Notes,
	8.125%, 10/15/15	Ba3	687
750	General Cable Corporation, Senior Notes,
	9.50%, 11/15/10	B2	803
900	iPayment, Inc., Senior Subordinated Notes,
	9.75%, 05/15/14 (g)	Caa1	917
1,125	Nortel Networks, Ltd., Senior Notes,
	9.73%, 07/15/11 (g)	B3	1,159
350	Serena Software, Inc., Senior Subordinated Notes,
	10.375%, 03/15/16	Caa1	368
550	Spansion Technology, Inc., Senior Notes,
	11.25%, 01/15/16 (g)	Caa1	577
300	SS&C Technologies, Inc., Senior Subordinated Notes,
	11.75%, 12/01/13	Caa1	319
350	STATS ChipPAC Ltd., Senior Notes,
	6.75%, 11/15/11	Ba2	335
325	STATS ChipPAC Ltd., Senior Notes,
	7.50%, 07/19/10	Ba2	323
2,250	Sunguard Data Systems, Inc., Senior Notes,
	9.125%, 08/15/13	Caa1	2,332
475	Superior Essex Communications, Senior Notes,
	9%, 04/15/12	B3	486
975	UGS Capital Corporation, II, Senior Notes,
	10.38%, 06/01/11 (g)(i)	Caa1	990
1,050	UGS Corporation, Senior Subordinated Notes,
	10%, 06/01/12	B3	1,139
325	Unisys Corporation, Senior Notes,
	6.875%, 03/15/10	B2	309
425	Unisys Corporation, Senior Notes,
	7.875%, 04/01/08	B2	424
250	Unisys Corporation, Senior Notes,
	8%, 10/15/12	B2	234
900	Xerox Corp., Senior Notes,
	6.40%, 03/15/16	Ba1	895
1,200	Xerox Corp., Senior Notes,
	6.75%, 02/01/17	Ba1	1,224
325	Xerox Corp., Senior Notes,
	7.625%, 06/15/13	Ba1	342
			14,690
Farming and Agriculture - .91%
150	IMC Global Inc., Senior Notes,
	10.875%, 06/01/08	Ba3	159
125	IMC Global Inc., Senior Notes,
	10.875%, 08/01/13	Ba3	139
700	IMC Global Inc., Senior Notes,
	11.25%, 06/01/11	Ba3	737
750	Terra Capital, Inc., Senior Notes,
	11.50%, 06/01/10	B2	812
			1,847
Finance - 1.35%
1,015	Global Cash Access Inc., Senior Subordinated Notes,
	8.75%, 03/15/12	B3	1,066
1,100	Leucadia National Corporation, Senior Notes,
	7%, 08/15/13	Ba2	1,092
575	Mobile Services Group, Inc., Senior Notes,
	9.75%, 08/01/14 (g)	B3	586
			2,744

Furnishings, Housewares, Durable Consumer Products - 1.14%
1,050	Sealy Mattress Company, Senior Subordinated Notes,
	8.25%, 06/15/14	B2	1,078
1,025	Simmons Company, Senior Discount Notes,
	10%, 12/15/14 (b)	Caa1	746
500	Simmons Company, Senior Subordinated Notes,
	7.875%, 01/15/14	B3	488
			2,312
Grocery - .40%
850	Pathmark Stores, Inc., Senior Subordinated Notes,
	8.75%, 02/01/12	Caa2	818

Healthcare, Education and Childcare - 6.56%
700	Biovail Corporation, Senior Subordinated Notes,
	7.875%, 04/01/10	B1	698
375	Community Health Systems, Inc., Senior Subordinated Notes,
	6.50%, 12/15/12	B2	359
1,425	Concentra Operating Corporation, Senior Subordinated Notes,
	9.50%, 08/15/10	B3	1,482
625	CRC Health Corporation, Senior Subordinated Notes,
	10.75%, 02/01/16	Caa1	652
600	DaVita, Inc., Senior Notes,
	6.625%, 03/15/13	B2	586
550	DaVita, Inc., Senior Subordinated Notes,
	7.25%, 03/15/15	B3	540
1,400	Fisher Scientific International Inc., Senior Subordinated Notes,
	6.125%, 07/01/15	Ba2	1,389
575	Fresenius Medical Care Capital Trust IV,
	7.875%, 06/15/11	B1	590
1,125	Genesis Healthcare Corporation, Senior Subordinated Notes,
	8%, 10/15/13	B1	1,177
1,400	HCA Inc., Senior Notes,
	8.75%, 09/01/10	Ba2	1,417
350	Omnicare, Inc., Senior Subordinated Notes,
	6.75%, 12/15/13	Ba2	342
450	Omnicare, Inc., Senior Subordinated Notes,
	6.875%, 12/15/15	Ba2	438
725	Team Health, Inc., Senior Subordinated Notes,
	11.25%, 12/01/13	Caa1	747
825	Triad Hospitals, Inc., Senior Subordinated Notes,
	7%, 11/15/13	B2	800
850	US Oncology, Inc., Senior Notes,
	9%, 08/15/12	B2	882
725	Vanguard Health Holding Company II, LLC, Senior Subordinated Notes,
	9%, 10/01/14	Caa1	703
500	Warner Chilcott Corporation, Senior Subordinated Notes,
	8.75%, 02/01/15	Caa1	516
			13,318
Hotels, Motels, Inns and Gaming - 8.28%
1,025	American Casino & Entertainment Properties LLC, Senior Secured Notes,
	7.85%, 02/01/12	Ba3	1,045
25	Boyd Gaming Corporation, Senior Subordinated Notes,
	8.75%, 04/15/12	Ba3	26
475	Chukchansi Economic Development Authority, Senior Notes,
	8.78%, 11/15/12 (g)	B2	490
100	Host Marriott, L.P., Senior Notes,
	6.375%, 03/15/15	Ba2	96
2,400	Host Marriott, L.P., Senior Notes,
	6.75%, 06/01/16	Ba2	2,364
550	Host Marriott, L.P., Senior Notes,
	7.125%, 11/01/13	Ba2	558
525	Little Traverse Bay Bands of Odawa Indians, Senior Notes,
	10.25%, 02/15/14 (g)	B2	524
650	Majestic Star Casino, LLC, Senior Notes,
	9.75%, 01/15/11	Caa1	621
1,500	MGM MIRAGE, Senior Notes,
	8.50%, 09/15/10	Ba2	1,601
275	MGM MIRAGE, Senior Notes,
	9.75%, 06/01/07	Ba3	282
1,525	MGM MIRAGE, Senior Subordinated Notes,
	8.375%, 02/01/11	Ba3	1,590
1,100	Mohegan Tribal Gaming Authority, Senior Subordinated Notes,
	8%, 04/01/12	Ba2	1,140
225	MTR Gaming Group, Inc., Senior Subordinated Notes,
	9%, 06/01/12 (g)	B3	227
925	Penn National Gaming, Inc., Senior Subordinated Notes,
	6.75%, 03/01/15	B1	904
900	Pokagon Gaming Authority, Senior Notes,
	10.375%, 06/15/14 (g)	B3	960
975	Poster Financial group, Inc., Senior Notes,
	8.75%, 12/01/11	B2	1,018
75	Resorts International Hotel and Casino, Inc., Senior Notes,
	11.50%, 03/15/09	Caa1	78
150	Station Casinos, Inc., Senior Notes,
	6%, 04/01/12	Ba2	146
1,475	Station Casinos, Inc., Senior Subordinated Notes,
	7.75%, 08/15/16	Ba2	1,528
1,175	Trump Entertainment ResortsHoldings, L.P., Senior Secured Notes,
	8.50%, 06/01/15	Caa1	1,124
475	Tunica Biloxi Gaming Authority, Senior Notes,
	9%, 11/15/15 (g)	B2	490
			16,812
Leisure, Amusement and Entertainment - 2.08%
800	AMF Bowling Worldwide, Inc. Senior Subordinated Notes,
	10%, 03/01/10	B3	829
850	Eastman Kodak Company, Senior Notes,
	7.25%, 11/15/13	B2	833
775	K2 Inc., Senior Notes,
	7.375%, 07/01/14	B1	756
513	Town Sports International, Inc., Senior Notes,
	9.625%, 04/15/11	B2	541
1,175	Universal City Development Partners, Ltd., Senior Notes,
	11.75%, 04/01/10	B2	1,266
			4,225
Machinery - 1.22%
850	Columbus McKinnon Corporation, Senior Subordinated Notes,
	8.875%, 11/01/13	B2	875
747	JLG Industries, Inc., Senior Subordinated Notes,
	8.375%, 06/15/12	B2	777
775	Terex Corporation, Senior Subordinated Notes,
	9.25%, 07/15/11	B1	817
			2,469

Mining, Steel, Iron and Non-Precious Metals - 6.04%
825	Alpha Natural Resources, LLC, Senior Notes,
	10%, 06/01/12	B3	887
575	Arch Western Finance LLC, Senior Notes,
	6.75%, 07/01/13	B1	553
450	Century Aluminum Company, Senior Notes,
	7.50%, 08/15/14	B1	449
1,525	Earle M. Jorgensen Company, Senior Secured Notes,
	9.75%, 06/01/12	Ba3	1,630
1,125	Foundation PA Coal Company, Senior Notes,
	7.25%, 08/01/14	Ba3	1,097
750	Gerdau Ameristeel Corporation, Senior Notes,
	10.375%, 07/15/11	Ba3	806
1,350	Gibraltar Industries, Inc., Senior Subordinated Notes,
	8%, 12/01/15	Ba3	1,326
500	Indalex Holdings Corporation, Senior Notes,
	11.50%, 02/01/14 (g)	Caa1	530
325	Massey Energy Company, Senior Notes,
	6.625%, 11/15/10	B2	317
425	Massey Energy Company, Senior Notes,
	6.875%, 12/15/13	B2	387
375	Metals USA, Inc., Senior Notes,
	11.125%, 12/01/15	B3	412
1,000	Neenah Foundry Company, Senior Secured Notes,
	11%, 09/30/10 (g)	B2	1,080
850	Novelis, Inc., Senior Notes,
	8.25%, 02/15/15 (g)	B3	805
2,000	Peabody Energy Corporation, Senior Notes,
	6.875%, 03/15/13	Ba1	1,980
			12,259
Oil and Gas - 16.22%
2,075	AmeriGas Partners, L.P., Senior Notes,
	7.25%, 05/20/15	B1	2,070
750	Atlas Pipeline Partners, L.P., Senior Notes,
	8.125%, 12/15/15	B2	766
1,050	Chaparral Energy, Inc., Senior Notes,
	8.50%, 12/01/15	B3	1,045
1,100	CHC Helicopter Corporation, Senior Subordinated Notes,
	7.375%, 05/01/14	B1	1,037
550	Chesapeake Energy Corporation, Senior Notes,
	6.50%, 08/15/17	Ba2	514
2,025	Chesapeake Energy Corporation, Senior Notes,
	6.875%, 11/15/20	Ba2	1,916
300	Colorado Interstate Gas Company, Senior Notes,
	5.95%, 03/15/15	Ba1	287
1,450	Colorado Interstate Gas Company, Senior Notes,
	6.80%, 11/15/15	Ba1	1,461
1,075	Compton Petroleum Finance Corporation, Senior Notes,
	7.625%, 12/01/13	B2	1,029
750	Copano Energy, LLC, Senior Notes,
	8.125%, 03/01/16	B2	761
725	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 04/01/13	B1	727
350	Denbury Resources, Inc., Senior Subordinated Notes,
	7.50%, 12/15/15	B1	351
286	Dresser-Rand Group Inc., Senior Subordinated Notes,
	7.375%, 11/01/14	B2	282
1,475	El Paso Production Holding Company, Senior Notes
	7.75%, 06/01/13	B1	1,512
775	Encore Acquisition Company, Senior Subordinated Notes,
	7.25%, 12/01/17	B1	756
825	Ferrellgas Partners L.P., Senior Notes,
	8.75%, 06/15/12	B2	858
1,000	Hanover Compressor Company, Senior Notes,
	7.50%, 04/15/13	B3	1,000
1,050	Hanover Equipment Trust, Senior Secured Notes,
	8.75%, 09/01/11	B2	1,089
1,250	Hilcorp Energy I, L.P., Senior Notes,
	7.75%, 11/01/15 (g)	B3	1,225
650	Magnum Hunter Resources, Inc., Senior Notes,
	9.60%, 03/15/12	B1	687
850	Mission Energy Holding Company, Senior Notes,
	13.50%, 07/15/08	B2	950
200	Northwest Pipeline Corporation, Senior Notes,
	8.125%, 03/01/10	Ba1	209
875	Offshore Logistics, Inc., Senior Notes,
	6.125%, 06/15/13	Ba2	814
1,000	Petrohawk Energy Corporation, Senior Notes,
	9.125%, 07/15/13 (g)	B3	1,010
775	Plains Exploration & Production Co., L.P., Senior Subordinated Notes,
	8.75%, 07/01/12	B1	819
525	Range Resources Corporation, Senior Subordinated Notes,
	6.375%, 03/15/15	B1	500
325	Range Resources Corporation, Senior SubordinatedNotes,
	7.375%, 07/15/13	B1	326
475	Range Resources Corporation, Senior Subordinated
	7.50%, 05/15/16	B1	476
825	SESI, L.L.C., Senior Notes,
	6.875%, 06/01/14 (g)	Ba3	817
1,125	Southern Natural Gas Company, Senior Notes,
	8.875%, 03/15/10	Ba1	1,181
825	Stone Energy Corporation, Senior Notes,
	8.24%, 07/15/10 (g)	B2	821
400	Swift Energy Company, Senior Subordinated Notes,
	9.375%, 05/01/12	B2	421
450	Universal Compression, Inc., Senior Notes,
	7.25%, 05/15/10	B1	452
700	Williams Clayton Energy, Inc., Senior Notes,
	7.75%, 08/01/13	B3	630
175	Williams Companies, Inc., Senior Notes,
	7.625%, 07/15/19	Ba2	182
3,725	Williams Companies, Inc., Senior Notes,
	8.125%, 03/15/12	Ba2	3,976
			32,957
Personal, Food and Miscellaneous Services - 2.64%
225	American Greetings Corporation, Senior Notes,
	7.375%, 06/01/16	Ba2	228
983	FTD, Inc., Senior Subordinated Notes,
	7.75%, 02/15/14	B3	966
800	FTI Consulting, Inc., Senior Notes,
	7.625%, 06/15/13	Ba2	814
525	FTI Consulting, Inc., Senior Notes,
	7.75%, 10/01/16 (g)	Ba2	529
600	Mac-Gray Corporation, Senior Notes,
	7.625%, 08/15/15	B2	609
850	O’Charleys, Inc., Senior Subordinated Notes,
	9%, 11/01/13	B1	880
475	Real Mex Restaurants, Inc., Senior Notes,
	10.25%, 04/01/10	Ba3	499
900	Restaurant Company, Senior Notes,
	10%, 10/01/13	B3	835
			5,360

Personal Non-Durable Consumer Products - .99%
800	ACCO Brands Corporation, Senior Subordinated Notes,
	7.625%, 08/15/15	B2	774
500	American Achievement Group Holding Corp., Senior Notes,
	12.75%, 10/01/12 (g)(i).	Caa1	523
50	Jostens Holding Corporation, Senior Notes,
	10.25%, 12/01/13 (b)	B3	41
675	Jostens Intermediate Holding Corp., Senior Subordinated Notes,
	7.625%, 10/01/12	B2	678
			2,016
Printing and Publishing - 8.94%
1,225	Advanstar Communications Inc., Senior Secured Notes,
	10.75%, 08/15/10	B1	1,326
575	Advanstar Communications Inc., Senior Subordinated Notes,
	12%, 02/15/11	Caa1	604
675	Advanstar Inc., Senior Discount Debentures,
	15%, 10/15/11	(e)	700
406	Affinity Group Holding, Inc., Senior Notes,
	10.875%, 02/15/12 (i)	Caa1	380
850	Affinity Group Inc., Senior Subordinated Notes,
	9%, 02/15/12	B3	848
1,053	CanWest Media, Inc., Senior Subordinated Notes,
	8%, 09/15/12	B2	1,042
1,137	Dex Media East LLC, Senior Subordinated Notes,
	12.125%, 11/15/12	B2	1,271
650	Dex Media West LLC, Senior Notes,
	8.50%, 08/15/10	B1	670
800	Dex Media West LLC, Senior Subordinated Notes,
	9.875%, 08/15/13	B2	862
725	Haights Cross Communications Operating Company, Senior Notes,
	11.75%, 08/15/11	Caa2	746
875	Houghton Mifflin Company, Senior Notes,
	8.25%, 02/01/11	B1	895
1,750	Lamar Publishing Corporation, Senior Subordinated Notes,
	6.625%, 08/15/15	Ba3	1,671
225	MediaNews Group, Inc., Senior Subordinated Notes,
	6.375%, 04/01/14	B2	199
650	MediaNews Group, Inc., Senior Subordinated Notes,
	6.875%, 10/01/13	B2	596
1,000	Morris Publishing Group, LLC, Senior Subordinated Notes,
	7%, 08/01/13	B1	952
3,275	R.H. Donnelley Finance Corporation, Senior Notes,
	8.875%, 01/15/16	B3	3,295
1,900	R.H. Donnelley Inc., Senior Subordinated Notes,
	10.875%, 12/15/12	B2	2,102
			18,159
Retail Stores - 3.82%
1,000	Alimentation Couche-Tard, Inc., Senior Subordinated Notes,
	7.50%, 12/15/13	Ba2	1,012
300	AutoNation, Inc. Senior Notes,
	7%, 04/15/14 (g)	Ba2	299
275	AutoNation, Inc. Senior Notes,
	7.507%, 04/15/13 (g)	Ba2	279
2,925	GameStop Corporation, Senior Notes,
	8%, 10/01/12	Ba3	3,005
525	Gregg Appliances, Inc., Senior Notes,
	9%, 02/01/13	B2	480
1,150	Leslie’s Poolmart, Inc., Senior Notes,
	7.75%, 02/01/13	B3	1,134
1,025	Nebraska Book Company, Inc., Senior Subordinated Notes,
	8.625%, 03/15/12	B3	961
550	Stripes Acquisition, LLC, Senior Notes,
	10.625%, 12/15/13 (g)	B2	584
			7,754
Telecommunications - 16.86%
100	American Cellular Corporation, Senior Notes,
	10%, 08/01/11	B3	105
800	American Tower Corporation, Senior Notes,
	7.125%, 10/15/12	Ba3	820
125	American Tower Corporation, Senior Notes,
	7.50%, 05/01/12	Ba3	129
150	American Towers, Inc., Senior Subordinated Notes,
	7.25%, 12/01/11	Ba2	155
475	Broadview Networks Holdings, Inc., Senior Secured Notes,
	11.375%, 09/01/12 (g)	B3	483
1,075	Centennial Cellular Operating Co. LLC, Senior Notes,
	10.125%, 06/15/13	B2	1,148
475	Centennial Communications Corp., Senior Notes,
	10%, 01/01/13	Caa1	482
450	Citizens Communications Company, Senior Notes,
	6.25%, 01/15/13	Ba2	438
1,075	Citizens Communications Company, Senior Notes,
	9%, 08/15/31	Ba2	1,158
1,050	Digicel Limited, Senior Notes,
	9.25%, 09/01/12 (g)	B3	1,089
600	Dobson Cellular Systems, Inc., Senior Secured Notes,
	9.875%, 11/01/12	B1	647
725	Dobson Communications Corporation, Senior Notes,
	8.875%, 10/01/13	Caa2	720
500	GCI, Inc., Senior Notes,
	7.25%, 02/15/14	B1	484
425	Horizon PCS, Inc., Senior Notes,
	11.375%, 07/15/12	B3	476
450	iPCS Escrow Company, Senior Notes,
	11.50%, 05/01/12	B3	502
63	Level 3 Communications, Inc., Convertible Subordinated
	Bonds, 6%, 09/15/09	Caa3	57
183	Level 3 Communications, Inc., Convertible Subordinated Notes,
	6%, 03/15/10	Caa3	161
650	Level 3 Communications, Inc., Senior Notes,
	11.50%, 03/01/10	Caa2	668
325	Level 3 Financing, Inc., Senior Notes,
	10.75%, 10/15/11	B2	340
975	Lucent Technologies, Inc., Senior Notes
	6.50%, 01/15/28	B1	868
1,800	NEXTEL Communications, Inc., Senior Notes,
	6.875%, 10/31/13	Baa3	1,837
1,375	NEXTEL Communications, Inc., Senior Notes,
	7.375%, 08/01/15	Baa3	1,426
725	Nextel Partners, Inc., Senior Notes,
	8.125%, 07/01/11	Ba3	759
2,675	Nordic Telephone Company Holdings ApS., Senior Notes,
	8.875%, 05/01/16 (g)	B2	2,819
1,250	Qwest Corporation, Senior Notes,
	7.50%, 10/01/14 (g)	Ba3	1,292
1,025	Qwest Corporation, Senior Notes,
	7.875%, 09/01/11	Ba2	1,074
825	Qwest Corporation, Senior Notes,
	8.64%, 06/15/13	Ba3	888
975	Qwest Corporation, Senior Notes,
	8.875%, 03/15/12	Ba2	1,059
375	Rogers Wireless Inc., Senior Secured Notes,
	7.50%, 03/15/15	Ba2	401
2,400	Rogers Wireless Inc., Senior Secured Notes,
	8%, 12/15/12	B1	2,559

1,000	Rogers Wireless Inc., Senior Secured Notes,
	9.625%, 05/01/11	Ba2	1,132
475	Rural Cellular Corporation, Senior Notes,
	9.875%, 02/01/10	B3	498
325	Rural Cellular Corporation, Senior Subordinated Notes,
	11.239%, 11/01/12	Caa2	338
850	Syniverse Technologies, Inc., Senior Subordianted Notes,
	7.75%, 08/15/13	B2	814
100	Time Warner Telecom Holdings, Inc., Senior Notes,
	9.25%, 02/15/14	B3	105
500	Valor Telecommunications Enterprise, L.L.C., Senior Notes,
	7.75%, 02/15/15	Ba1	534
1,525	Wind Acquistion Finance S.A., Senior Notes,
	10.75%, 12/01/15 (g)	B2	1,674
3,850	Windstream Corporation, Senior Notes,
	8.625%, 08/01/16 (g)	Ba3	4,119
			34,258
Textiles and Leather - .46%
100	Interface, Inc., Senior Subordinated Notes,
	9.50%, 02/01/14	Caa1	104
850	Rafaella Apparel Group, Inc., Senior Secured,
	11.25%, 06/15/11(g)	B2	837
			941
Utilities - 12.39%
350	The AES Corporation, Senior Notes,
	7.75%, 03/01/14	B1	366
1,075	The AES Corporation, Senior Notes,
	9.375%, 09/15/10	B1	1,164
3,100	The AES Corporation, Senior Secured Notes,
	9%, 05/15/15 (g)	Ba3	3,325
1,050	Allegheny Energy Supply Company, LLC, Senior Notes,
	8.25%, 04/15/12 (g)	Ba3	1,143
1,700	Midwest Generation, LLC, Senior Secured Notes,
	8.75%, 05/01/34	Ba2	1,825
825	Mirant Americas Generation, LLC, Senior Notes,
	8.30%, 05/01/11	Caa1	825
3,250	Mirant North America, LLC, Senior Notes,
	7.375%, 12/31/13	B2	3,250
1,275	NRG Energy, Inc., Senior Notes,
	7.25%, 02/01/14	B1	1,269
4,800	NRG Energy, Inc., Senior Notes,
	7.375%, 02/01/16	B1	4,764
1,650	Orion Power Holdings, Inc., Senior Notes,
	12%, 05/01/10	B2	1,873
700	Roseton-Danskammer 2001, Senior Secured Notes,
	7.27%, 11/08/10	Ba3	716
225	Sierra Pacific Resources, Senior Notes,
	7.803%, 06/15/12	B1	235
2,050	Sierra Pacific Resources, Senior Notes,
	8.625%, 03/15/14	B1	2,222
1,500	TECO Energy, Inc., Senior Notes,
	7%, 05/01/12	Ba2	1,556
600	Utilicorp Canada Financial Corporation, Senior Notes,
	7.75%, 06/15/11	B2	630
			25,163
	Total Corporate Debt Securities
	(Total cost of $311,562)		312,396

BANK DEBT - 1.48% (d)
Automobile - .25%
500	The Goodyear Tire & Rubber Company,
	8.704%, 03/01/11 (h)	(e)	505
Electronics - .37%
750	Infor Global Solutions,
	9.12%, 07/28/12 (h)	(e)	755
Hotels, Motels, Inns and Gaming - .49%
1,000	Lakes Gaming And Resorts, LLC,
	11.637%, 06/21/10 (h)	(e)	990
Oil and Gas - .25%
500	Lyondell Chemical Company,
	7.11%, 10/13/13 (h)	(e)	501
Telecommunicatons - .12%
250	IPC Systems, Inc.,
	11.867%, 09/29/14 (h)	(e)	252
	Total Bank Debt (Total cost of $2,995)		3,003

Shares
PREFERRED STOCK - 1.50% (d)
Automobile - 1.24%
83,575	General Motors Corporation, Senior Convertible,
	Series B, Preferred Stock, 5.25%	Caa1	1,669
24,775	Ford Motor Company Capital Trust II, Convertible,
	Preferred Stock, 6.50%,	Caa2	844
			2,513
Banking - 0.00%
57,935	WestFed Holdings, Inc., Cumulative, Series A,
	Preferred Stock, 15.50% (a)(c)	(e)	—

Broadcasting and Entertainment - .26%
483	Spanish Broadcasting System, Inc., Series B,
	Preferred Stock, 10.75%	B3	526
	Total Preferred Stock (Total cost of $7,832)		3,039

COMMON STOCK and WARRANTS - .10% (d)
27,474	WestFed Holdings, Inc.,
	Common Stock (a)(c)		—
10,052	WKI Holding Company, Inc.,
	Common Stock (c)(f)(h)		201
	Total Common Stock and Warrants
	(Total cost of $2,295)		201

Principal
Amount
SHORT-TERM INVESTMENTS - 2.11% (d)

4,293	MassMutual Funding LLC,
	Commercial Paper, Due 10/02/06,
	Discount of 5.38%	4,292

	Total Short-Term Investments
	(Total cost of $4,292)	4,292
Total Investments (Total cost of $328,976)		$322,931

(a)	Denotes issuer is in bankruptcy proceedings. Income is not being accrued.

(b)	Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)	Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at September 30, 2006 was $201.

(d)	Percentages indicated are based on total net assets to common shareholders of $203,137.

(e)	Not rated.

(f)	Non-income producing.

(g)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for vaulation policy. Total market value of Rule 144A securities amounted to $59,130 as of September 30, 2006.

(h)

Restricted as to public resale. At the date of acquisition, these securities were valued at cost. The total value of restricted securities owned at September 30, 2006 was $3,204 or 1.58% of total net assets to common shareholders.

(i)	Pay-In-Kind Security

Note 1 to Schedule of Investments - September 30, 2006 (Unaudited)

Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade.  Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified.  See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker.  Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of approximately $7,214,000 and a value of $201,000, are valued in good faith at fair market value using methods determined by the Board of Directors.

Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method, for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	November 21, 2006

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	November 21, 2006

Exhibit 99.CERT

Form N-Q Certification

Certifications

I, Robert F. Birch, certify that:

1.             I have reviewed this report on Form N-Q of The New America High Income Fund, Inc.;

2.             Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.             Based on my knowledge, the schedule of investments included in this report , fairly present in all material respects the investments of the registrant, as of the end of the fiscal quarter for which this report is filed;

4.             The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined under 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)             Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)            Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)             Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and

d)            Disclosed in this report any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.             The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)             All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information, and

b)            Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

November 21, 2006	/s/ Robert F. Birch

Robert F. Birch, President and Director

Chief Executive Officer

Form N-Q Certification

Certifications

I, Ellen E. Terry, certify that:

1              I have reviewed this report on Form N-Q of The New America High Income Fund, Inc.;

2.             Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.             Based on my knowledge, the schedule of investments included in this report , fairly present in all material respects the investments of the registrant, as of the end of the fiscal quarter for which this report is filed;

4.             The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined under 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)     Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)    Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)     Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and

d)    Disclosed in this report any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.             The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)     All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information, and

b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

November 21, 2006	/s/ Ellen E. Terry

Ellen E. Terry, Vice President and Treasurer

Chief Financial Officer